Series T
Series T
SMA Relationship Trust

Prospectus Supplement

•	Series T

June 30, 2017

Dear Investor,

The purpose of this supplement is to update the Prospectus with respect to the Series T series of shares of SMA Relationship Trust, dated May 1, 2017, as follows:

Effective August 1, 2017, Series T's investment policies will be adjusted to clarify Series T's more material investments in corporate debt securities and the benchmark of Series T will change from the Bloomberg Barclays US Credit Index Index to the Bloomberg Barclays US Corporate Index.

Therefore, effective August 1, 2017, the second paragraph under the heading "Series T—Fund summary" and the subheadings "Principal strategies—Principal investments," and the third and fourth paragraphs under the heading "More information about the Funds—Series T" and the subheadings "Investment objective, strategies, securities selection and risks—Principal investment strategies" are deleted in their entirety and replaced by the following:

Investments by the Fund or Underlying Funds in fixed income securities may include, but are not limited to, corporate debt securities of US and non-US issuers, debt securities of the US government, its agencies and instrumentalities, obligations of international governments or supranational entities, their agencies and instrumentalities,  inflation protected securities and convertible securities. While the Fund invests primarily in corporate debt securities, it may also invest in mortgage-backed (including commercial and residential mortgage-backed securities) and asset-backed securities, and other securitized and structured securities. These securities can be of any maturity, but generally will have an initial maturity of more than one year. The Fund may invest in non-dollar denominated debt securities.

Additionally, effective August 1, 2017, the chart under the heading "Series T—Fund summary" and the subheadings "Performance—Average annual total returns (for the periods ended December 31, 2016)" is deleted in its entirety and replaced by the following:

Average Annual Returns - Series T		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Series T		3.69%	3.66%	(1.81%)	Oct. 09, 2003
After Taxes on Distributions | Series T		2.27%	2.31%	(3.84%)
After Taxes on Distributions and Sale of Fund Shares | Series T		2.09%	2.21%	(2.09%)
Bloomberg Barclays US Corporate Index	[1]	6.11%	4.14%	5.47%	Oct. 09, 2003
Bloomberg Barclays US Credit Index	[1]	5.63%	3.85%	5.31%	Oct. 09, 2003
Bloomberg Barclays US Mortgage-Backed Securities Index		1.67%	2.06%	4.28%	Oct. 09, 2003
[1]	Effective August 1, 2017, the Fund's primary benchmark index was changed from the Bloomberg Barclays US Credit Index to the Bloomberg Barclays US Corporate Index in order to more accurately reflect the Fund's investment strategy.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.